MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND  Two World Trade Center New York,
                                                                  New York 10048
LETTER TO THE SHAREHOLDERS November 30, 1998

DEAR SHAREHOLDER:

Many of the world's equity markets experienced record levels of volatility in late summer 1998. Persistent financial woes in Asia, Russia's default and devaluation and the near-collapse of a multibillion-dollar hedge fund prompted significant declines in stock prices as investors worried about the threat of recession. To keep a global credit crunch and recession at bay the Federal Reserve Board sharply lowered interest rates, as did many central banks around the world. The stock market rallied in response, recouping nearly all of its losses by the end of November.

PERFORMANCE

For the six-month period ended November 30, 1998, Morgan Stanley Dean Witter Mid-Cap Growth Fund's Class B shares produced a total return of -9.73 percent, while the Fund's Class A shares returned -9.37 percent, Class C shares returned -9.73 percent and Class D shares returned -9.47 percent. During the same period, the Standard & Poor's MidCap 400 Index and the Lipper Mid Cap Fund Index registered total returns of -1.56 percent and -4.72 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

Much of the Fund's unfavorable relative performance can be attributed to the portfolio's diversification into the smaller and mid-sized end of the mid-cap arena, which worked so admirably in fiscal year 1997, but failed to produce returns commensurate with those of large-cap stocks over the past six months. Similar to what occurred in large-cap stocks, where the "nifty fifty" names carried the S&P 500 higher, the same situation prevailed within the mid-cap arena, with the largest mid-cap stocks outperforming the average mid-sized issue.

THE PORTFOLIO

Over the past six months, the Fund was heavily weighted in the technology, financial services and retail sectors, which witnessed disparate price declines over the period, although each of these areas

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND eventually rebounded strongly. As of November 30, 1998, the Fund had 16 percent of its net assets invested in financial/interest-rate-sensitive stocks, 32 percent in technology/capital goods, 26 percent in the consumer/consumer-related sector and 21 percent in health care.

The Fund's largest holdings at the end of November included Medicis Pharmaceutical Corp. (pharmaceuticals), Total Renal Care Holdings, Inc. (medical/nursing services), Ascend Communications, Inc.
(computers/communications), Capital One Financial Corp. (diversified financial services) and America Online, Inc. (Internet-related).

LOOKING AHEAD

Going forward, we are optimistic about the Fund's prospects. We believe that many of the mid- and small-capitalization issues in which the Fund invests are attractive on valuation and fundamental bases, and are poised for improved performance in the second half of the Fund's fiscal year.

We appreciate your ongoing support of Morgan Stanley Dean Witter Mid-Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (98.8%)
            Accident & Health Insurance
            (2.2%)
 180,000    AFLAC, Inc. .................  $  6,637,500
 100,000    UNUM Corp. ..................     5,387,500
                                           ------------
                                             12,025,000
                                           ------------
            Advertising (3.1%)
 375,000    Outdoor Systems, Inc.* ......    10,125,000
 180,000    Snyder Communications,
             Inc.*.......................     6,401,250
                                           ------------
                                             16,526,250
                                           ------------
            Auto Parts (1.0%)
 100,000    Federal Mogul Corp. .........     5,675,000
                                           ------------

            Banking (0.4%)
  95,000    Banco Santander Puerto
             Rico*.......................     2,185,000
                                           ------------
            Biotechnology (4.0%)
 115,000    Biogen, Inc.*................     8,725,625
 300,000    Chiron Corp.*................     6,787,500
  65,000    Immunex Corp.*...............     5,984,062
                                           ------------
                                             21,497,187
                                           ------------
            Broadcast Media (1.3%)
 125,000    Jacor Communications,
             Inc.*.......................     7,273,437
                                           ------------

            Building Materials (1.5%)
 140,000    Southdown, Inc. .............     8,155,000
                                           ------------
            Business Services (0.8%)
 110,000    Metzler Group, Inc. (The)*...     4,565,000
                                           ------------

            Clothing/Shoe/Accessory Stores
            (1.6%)
 150,000    Abercrombie & Fitch Co.
            (Class A)*..................     8,400,000
  50,000    Pier 1 Imports, Inc. ........       537,500
                                           ------------
                                              8,937,500
                                           ------------
            Computer Software (8.0%)
 250,000    CheckFree Holdings Corp.*....     4,062,500
 116,000    Citrix Systems, Inc.*........     9,628,000
 175,000    Compuware Corp.*.............    10,893,750
 175,000    Learning Company, Inc.
             (The)*......................     5,085,937
 115,000    Legato Systems, Inc.*........     5,491,250
 157,000    Network Associates, Inc.*....     7,987,375
                                           ------------
                                             43,148,812
                                           ------------
            Computer/Video Chains (1.7%)
 100,000    Gateway 2000, Inc.*..........  $  5,612,500
  75,000    Synopsis, Inc.*..............     3,543,750
                                           ------------
                                              9,156,250
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Computer - Equipment (1.3%)
 175,000    American Power Conversion
             Corp.*......................  $  7,229,687
                                           ------------

            Computers - Services (1.0%)
 150,000    NCR Corp.*...................     5,587,500
                                           ------------

            Computers Communications (3.1%)
 200,000    Ascend Communications,
             Inc.*.......................    11,225,000
  75,000    Sun Microsystems, Inc.*......     5,545,312
                                           ------------
                                             16,770,312
                                           ------------
            Computers Software & Services
            (4.7%)
 150,000    At Home Corp. (Series A)*....     8,718,750
 325,000    General Instrument Corp.*....     9,140,625
 325,000    Rational Software Corp.*.....     7,373,437
                                           ------------
                                             25,232,812
                                           ------------
            Contract Drilling (0.6%)
 550,000    Global Industries, Ltd.*.....     3,128,125
                                           ------------

            Diversified Commercial Services
            (0.6%)
 100,000    HA-LO Industries, Inc.*......     3,193,750
                                           ------------

            Diversified Financial Services
           (5.1%)
 100,000    Capital One Financial
             Corp. ......................    11,000,000
 110,000    FINOVA Group, Inc. ..........     5,809,375
 115,000    Providian Financial Corp. ...    10,558,438
                                           ------------
                                             27,367,813
                                           ------------
            Drug Store Chains (2.9%)
 190,000    Duane Reade, Inc.*...........     7,623,750
 150,000    Express Scripts, Inc. (Class
             A)*.........................     8,250,000
                                           ------------
                                             15,873,750
                                           ------------
            Electronic Data Processing
            (1.6%)
 140,000    Gemstar International Group
             Ltd. (Virgin Islands)*......     8,505,000
                                           ------------

            Electronics - Semiconductors/
             Components (1.8%)
 350,000    Advanced Micro Devices,
             Inc.*.......................     9,690,625
                                           ------------

            Finance (1.6%)
 200,000    MGIC Investment Corp. .......     8,787,500
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Food Chains (1.2%)
 125,000    Fred Meyer, Inc.*............  $  6,359,375
                                           ------------
            Generic Drugs (6.6%)
 175,000    ALZA Corp.*..................     9,143,750
 175,000    Forest Laboratories, Inc.*...     8,159,375
 325,000    Mylan Laboratories, Inc. ....    10,785,938
 140,000    Watson Pharmaceuticals,
             Inc.*.......................     7,542,500
                                           ------------
                                             35,631,563
                                           ------------
            Health Care Diversified
             (0.7%)
  75,000    Universal Health Services,
             Inc. (Class B)*.............     4,021,875
                                           ------------

            Home Building (1.0%)
 225,000    Kaufman & Broad Home Corp. ..     5,667,188
                                           ------------

            Housewares (1.9%)
 175,000    Best Buy Co., Inc.*..........    10,084,375
                                           ------------

            Internet (7.4%)
 125,000    America Online, Inc.*........    10,945,313
  80,000    CSG Systems
             International, Inc.*........     5,020,000
 150,000    Earthlink Network, Inc.*.....     9,112,500
 125,000    Infoseek Corp.*..............     4,242,188
  60,000    MindSpring Enterprises,
             Inc.*.......................     3,855,000
  35,000    Yahoo! Inc.*.................     6,717,812
                                           ------------
                                             39,892,813
                                           ------------
            Investment Bankers/Brokers/
             Services (2.2%)
  85,000    Bear Stearns Companies,
             Inc. .......................     3,570,000
 200,000    Paine Webber Group, Inc. ....     8,175,000
                                           ------------
                                             11,745,000
                                           ------------
            Major U.S. Telecommunications
            (0.9%)
 175,000    Winstar Communications,
             Inc.*.......................     4,867,188
                                           ------------

            Medical Specialties (0.5%)
 100,000    IDEXX Laboratories, Inc.*....     2,575,000
                                           ------------

            Medical/Nursing Services (4.0%)
 375,000    Renal Care Group, Inc.*......    10,078,125
 435,000    Total Renal Care Holdings,
             Inc.*.......................    11,554,688
                                           ------------
                                             21,632,813
                                           ------------
            Mid-Sized Banks (1.4%)
 100,000    Firstar Corp. ...............     7,325,000
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Multi-Line Insurance (1.9%)
 225,000    American Bankers Insurance
             Group, Inc. ................  $ 10,209,375
                                           ------------

            Office Equipment/Supplies
            (3.6%)
 130,000    Lexmark International Group,
             Inc. (Class A)*.............     9,928,750
 300,000    Office Depot, Inc.*..........     9,750,000
                                           ------------
                                             19,678,750
                                           ------------
            Other Pharmaceuticals (2.3%)
 200,000    Medicis Pharmaceutical Corp.
             (Class A)*..................    12,600,000
                                           ------------

            Other Specialty Stores (1.5%)
 225,000    Staples, Inc.*...............     7,846,875
                                           ------------

            Railroad Equipment (1.4%)
 200,000    Trinity Industries, Inc. ....     7,737,500
                                           ------------

            Restaurants (2.6%)
 225,000    Outback Steakhouse, Inc.*....     7,987,500
 140,000    Papa John's International,
             Inc.*.......................     5,871,250
                                           ------------
                                             13,858,750
                                           ------------
            Retail (1.4%)
  40,000    Amazon.com, Inc.*............     7,680,000
                                           ------------

            Retail - Specialty (1.0%)
 200,000    Eagle Hardware & Garden,
             Inc.*.......................     5,637,500
                                           ------------

            Semiconductors (1.6%)
  70,000    Broadcom Corp. (Class A)*....     6,251,875
  60,000    Veeco Instruments, Inc.*.....     2,190,000
                                           ------------
                                              8,441,875
                                           ------------
            Services to the Health Industry
            (1.4%)
 160,000    Bard (C.R.), Inc. ...........     7,330,000
                                           ------------

            Specialty Foods/Candy (0.7%)
 175,000    Fresh Del Monte Produce
             Inc.*.......................     3,850,000
                                           ------------

            Utilities - Electric (1.7%)
 200,000    AES Corp.*...................     9,150,000
                                           ------------
            TOTAL COMMON STOCKS
            (Identified Cost
            $462,970,642)................   534,334,125
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (1.4%)
            REPURCHASE AGREEMENT
$  7,510    The Bank of New York 4.625%
             due 12/01/98 (dated
             11/30/98; proceeds
             $7,511,629) (a)
             (Identified Cost $7,510,664)  $  7,510,664
                                           ------------
TOTAL INVESTMENTS
(Identified Cost $470,481,306)
(b).............................   100.2%     541,844,789

OTHER LIABILITIES IN
EXCESS OF ASSETS................    (0.2)      (1,297,835)
                                   -------   ------------

NET ASSETS......................   100.0%    $540,546,954
                                   =======   ============

---------------------
 *  Non-income producing security.
(a) Collateralized by $4,980,438 Federal Home Loan Banks 6.615% due 03/05/08 valued at $5,059,638 and $2,560,846 Federal Home Loan Banks 6.55% due 08/27/08 valued at $2,602,741.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $77,858,116 and the aggregate gross unrealized depreciation is $6,494,633, resulting in net unrealized appreciation of $71,363,483.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $470,481,306).............................  $541,844,789
Receivable for:
    Investments sold........................................    14,182,824
    Shares of beneficial interest sold......................       626,416
    Dividends...............................................        62,250
Deferred organizational expenses............................        27,495
Prepaid expenses and other assets...........................        95,569
                                                              ------------
    TOTAL ASSETS............................................   556,839,343
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    12,492,255
    Shares of beneficial interest repurchased...............     2,971,809
    Plan of distribution fee................................       445,441
    Investment management fee...............................       336,110
Accrued expenses and other payables.........................        46,774
                                                              ------------
    TOTAL LIABILITIES.......................................    16,292,389
                                                              ------------
    NET ASSETS..............................................  $540,546,954
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $466,822,686
Net unrealized appreciation.................................    71,363,483
Net investment loss.........................................    (4,572,306)
Accumulated undistributed net realized gain.................     6,933,091
                                                              ------------
    NET ASSETS..............................................  $540,546,954
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $3,403,534
Shares Outstanding (unlimited authorized, $.01 par value)...       217,299
    NET ASSET VALUE PER SHARE...............................        $15.66
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $16.53
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $529,655,893
Shares Outstanding (unlimited authorized, $.01 par value)...    34,175,785
    NET ASSET VALUE PER SHARE...............................        $15.50
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $6,328,424
Shares Outstanding (unlimited authorized, $.01 par value)...       408,280
    NET ASSET VALUE PER SHARE...............................        $15.50
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $1,159,103
Shares Outstanding (unlimited authorized, $.01 par value)...        73,937
    NET ASSET VALUE PER SHARE...............................        $15.68
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998 (unaudited)

NET INVESTMENT LOSS:

INCOME
Interest....................................................  $    574,310
Dividends (net of $8,001 foreign withholding tax)...........       429,897
                                                              ------------

    TOTAL INCOME............................................     1,004,207
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................         3,948
Plan of distribution fee (Class B shares)...................     2,814,048
Plan of distribution fee (Class C shares)...................        30,126
Investment management fee...................................     2,137,384
Transfer agent fees and expenses............................       405,144
Registration fees...........................................        55,408
Shareholder reports and notices.............................        35,399
Professional fees...........................................        33,208
Custodian fees..............................................        29,829
Organizational expenses.....................................        15,156
Trustees' fees and expenses.................................         6,635
Other.......................................................        10,228
                                                              ------------

    TOTAL EXPENSES..........................................     5,576,513
                                                              ------------

    NET INVESTMENT LOSS.....................................    (4,572,306)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................   (81,520,747)
Net change in unrealized appreciation.......................    20,988,322
                                                              ------------

    NET LOSS................................................   (60,532,425)
                                                              ------------

NET DECREASE................................................  $(65,104,731)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                       NOVEMBER 30, 1998   MAY 31, 1998*
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss..................................    $ (4,572,306)     $ (7,517,206)
Net realized gain (loss).............................     (81,520,747)      120,508,014
Net change in unrealized appreciation................      20,988,322        (3,609,267)
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................     (65,104,731)      109,381,541
                                                         ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares.......................................        --                 (57,133)
Class B shares.......................................        --             (38,691,036)
Class C shares.......................................        --                (196,298)
Class D shares.......................................        --                 (20,585)
                                                         ------------      ------------

    TOTAL DISTRIBUTIONS..............................        --             (38,965,052)
                                                         ------------      ------------
Net increase (decrease) from transactions in shares
 of beneficial interest..............................     (39,923,222)      156,406,489
                                                         ------------      ------------

    NET INCREASE (DECREASE)..........................    (105,027,953)      226,822,978

NET ASSETS:
Beginning of period..................................     645,574,907       418,751,929
                                                         ------------      ------------

    END OF PERIOD
    (Including a net investment loss of
    $4,572,306 and $0, respectively).................    $540,546,954      $645,574,907
                                                         ============      ============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Mid-Cap Growth Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth. The Fund seeks to achieve its objective by investing primarily in domestic and foreign equity securities of "mid-cap" companies. The Fund was organized as a Massachusetts business trust on May 25, 1994 and commenced operations on September 29, 1994. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $156,000 which have been reimbursed for the full amount thereof. Such

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund as of the close of each business day: 0.75% to the portion of net assets not exceeding $500 million and 0.725% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,830,116 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $520,989 and $4,210, respectively and received approximately $14,241 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. FEDERAL INCOME TAX STATUS

As of May 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                 NOVEMBER 30, 1998                   MAY 31, 1998*
                                                             --------------------------       ---------------------------
                                                                    (unaudited)
                                                               SHARES        AMOUNT             SHARES         AMOUNT
                                                             ----------   -------------       -----------   -------------
CLASS A SHARES
Sold.......................................................     117,956   $   1,815,033           223,859   $   3,887,750
Reinvestment of distributions..............................          --              --             3,525          57,133
Redeemed...................................................     (67,014)     (1,000,514)          (61,027)     (1,101,805)
                                                             ----------   -------------       -----------   -------------
Net increase -- Class A....................................      50,942         814,519           166,357       2,843,078
                                                             ----------   -------------       -----------   -------------
CLASS B SHARES
Sold.......................................................   4,314,088      68,146,572        20,515,049     348,155,548
Reinvestment of distributions..............................          --              --         2,245,246      36,260,726
Redeemed...................................................  (7,172,789)   (110,071,822)      (14,102,658)   (237,680,244)
                                                             ----------   -------------       -----------   -------------
Net increase (decrease) -- Class B.........................  (2,858,701)    (41,925,250)        8,657,637     146,736,030
                                                             ----------   -------------       -----------   -------------
CLASS C SHARES
Sold.......................................................     145,037       2,369,763           388,549       6,774,774
Reinvestment of distributions..............................          --              --            11,759         190,027
Redeemed...................................................     (74,663)     (1,170,192)          (62,402)     (1,095,646)
                                                             ----------   -------------       -----------   -------------
Net increase -- Class C....................................      70,374       1,199,571           337,906       5,869,155
                                                             ----------   -------------       -----------   -------------
CLASS D SHARES
Sold.......................................................     791,299      11,590,905           132,955       2,212,136
Reinvestment of distributions..............................          --              --               495           8,020
Redeemed...................................................    (779,805)    (11,602,967)          (71,007)     (1,261,930)
                                                             ----------   -------------       -----------   -------------
Net increase (decrease) -- Class D.........................      11,494         (12,062)           62,443         958,226
                                                             ----------   -------------       -----------   -------------
Net increase (decrease) in Fund............................  (2,725,891)  $ (39,923,222)        9,224,343   $ 156,406,489
                                                             ==========   =============       ===========   =============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

6. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1998 aggregated $1,032,646,536 and $1,051,922,418, respectively.

For the six months ended November 30, 1998, the Fund incurred $60,123 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At November 30, 1998, the Fund's

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $791,051 and $3,212,876, respectively.

For the six months ended November 30, 1998, the Fund incurred $202,845 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,100.

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                    FOR THE SIX            FOR THE YEAR ENDED MAY 31          SEPTEMBER 29, 1994*
                                                   MONTHS ENDED          ------------------------------             THROUGH
                                                NOVEMBER 30, 1998++      1998**++     1997       1996            MAY 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA
Net asset value, beginning of period..........         $17.17              $14.76     $15.11     $10.81              $10.00
                                                       ------              ------     ------     ------              ------
Income (loss) from investment operations:
 Net investment loss..........................          (0.13)              (0.22)     (0.13)     (0.10)              (0.01)
 Net realized and unrealized gain (loss)......          (1.54)               3.79       0.94       5.60                0.84
                                                       ------              ------     ------     ------              ------
Total income (loss) from investment
 operations...................................          (1.67)               3.57       0.81       5.50                0.83
                                                       ------              ------     ------     ------              ------
Less distributions from net realized gain.....             --               (1.16)     (1.16)     (1.20)              (0.02)
                                                       ------              ------     ------     ------              ------
Net asset value, end of period................         $15.50              $17.17     $14.76     $15.11              $10.81
                                                       ======              ======     ======     ======              ======
TOTAL RETURN+.................................          (9.73)%(1)          24.68%      6.01%     53.02%               8.26 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses......................................           1.96 %(2)(3)        1.93%      1.99%      2.05%               2.21 %(2)
Net investment loss...........................          (1.61)%(2)(3)       (1.31)%    (1.06)%    (1.05)%             (0.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.......       $529,656            $635,816   $418,752   $309,272            $115,126
Portfolio turnover rate.......................            188 %(1)            169%       209%       328%                199 %(1)

---------------------
 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

                                                                                      FOR THE PERIOD
                                                                 FOR THE SIX          JULY 28, 1997*
                                                                MONTHS ENDED             THROUGH
                                                              NOVEMBER 30, 1998        MAY 31, 1998
----------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period........................        $17.29                $16.43
                                                                    ------                ------
Income (loss) from investment operations:
 Net investment loss........................................         (0.07)                (0.10)
 Net realized and unrealized gain (loss)....................         (1.56)                 2.12
                                                                    ------                ------
Total income (loss) from investment operations..............         (1.63)                 2.02
                                                                    ------                ------
Less distributions from net realized gain...................            --                 (1.16)
                                                                    ------                ------
Net asset value, end of period..............................        $15.66                $17.29
                                                                    ======                ======
TOTAL RETURN+...............................................         (9.37)%(1)            12.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.21 %(2)(3)          1.19 %(2)
Net investment loss.........................................         (0.86)%(2)(3)         (0.70)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $3,404                $2,876
Portfolio turnover rate.....................................           188 %                 169 %

CLASS C SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period........................        $17.17                $16.43
                                                                    ------                ------
Income (loss) from investment operations:
 Net investment loss........................................         (0.13)                (0.20)
 Net realized and unrealized gain (loss)....................         (1.54)                 2.10
                                                                    ------                ------
Total income (loss) from investment operations..............         (1.67)                 1.90
                                                                    ------                ------
Less distributions from net realized gain...................            --                 (1.16)
                                                                    ------                ------
Net asset value, end of period..............................        $15.50                $17.17
                                                                    ======                ======
TOTAL RETURN+...............................................         (9.73)%(1)            12.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.96 %(2)(3)          1.94 %(2)
Net investment loss.........................................         (1.61)%(2)(3)         (1.40)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $6,328                $5,802
Portfolio turnover rate.....................................           188 %                 169 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MID-CAP GROWTH FUND

                                                                                      FOR THE PERIOD
                                                                 FOR THE SIX          JULY 28, 1997*
                                                                MONTHS ENDED             THROUGH
                                                              NOVEMBER 30, 1998        MAY 31, 1998
----------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES++

SELECTED PER SHARE DATA

Net asset value, beginning of period........................        $17.31                $16.43
                                                                    ------                ------

Income (loss) from investment operations:
 Net investment loss........................................         (0.05)                (0.06)
 Net realized and unrealized gain (loss)....................         (1.58)                 2.10
                                                                    ------                ------

Total income (loss) from investment operations..............         (1.63)                 2.04
                                                                    ------                ------

Less distributions from net realized gain...................            --                 (1.16)
                                                                    ------                ------

Net asset value, end of period..............................        $15.68                $17.31
                                                                    ======                ======

TOTAL RETURN+...............................................         (9.47)%(1)            12.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.96 %(2)(3)          0.93 %(2)

Net investment loss.........................................         (0.61)%(2)(3)         (0.41)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $1,159                $1,081

Portfolio turnover rate.....................................           188 %                 169 %

---------------------
 *  The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
MID-CAP
GROWTH FUND


[MORGAN STANLEY GRAPHIC]


SEMIANNUAL REPORT
NOVEMBER 30, 1998